Related party - Schedule Principal Payments of Related-Party Debt (FY) (Details) - Related Party [Member] - USD ($) $ in Millions	Jun. 22, 2025	Dec. 31, 2024	Dec. 31, 2023
Principal Payments of Related-Party Debt
2025		$ 129
2026		105
2027		412
2028		545
2029		350
Thereafter		6,106
Total long-term debt	$ 7,645	$ 7,647	$ 7,790